Financial performance	12 Months Ended
Jun. 30, 2023
Financial performance [Abstract]
Financial performance
Section 2.	Financial performance

2.1.	Operating segments

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. An operating segment’s operating results are reviewed regularly by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Managing Director is considered to be the CODM and is empowered by the Board to allocate resources and assess the performance of the Group.

Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Description of segments

The Company operates predominantly as a mineral exploration and development company.  The operating segments are based on the reports reviewed by the Managing Director for assessing performance and determining the allocation of resources and strategic decision making within the Group.

North America	Represents activity in the US, primarily in relation to Rhyolite Ridge and the Reno office.
Australia	Represents head office expenditure, including ASX listing costs, employee benefits, exchange gains and losses and corporate assets (predominantly cash).

Segment information provided to the CODM:

Segment information	North America			Australia			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Exploration expenditure - non core	(45)	(17)	(34)	-	-	-	(45)	(17)	(34)
Other income / (expenses)	(1,356)	(2,870)	(1,564)	(2,328)	(4,029)	(653)	(3,684)	(6,899)	(2,217)
Reportable segment profit / (loss)	(1,401)	(2,887)	(1,598)	(2,328)	(4,029)	(653)	(3,729)	(6,916)	(2,251)
Employee benefits and other expenses	(2,043)	(1,379)	(3,472)	(3,924)	(3,677)	(957)	(5,967)	(5,056)	(4,429)
Net financing income / (expense)	(25)	3	1,232	3,330	3,466	(8,595)	3,305	3,469	(7,362)
Net loss before income tax	(3,469)	(4,263)	(3,838)	(2,922)	(4,240)	(10,205)	(6,391)	(8,503)	(14,042)

Segment assets
Exploration assets	152,226	118,487	85,988	-	-	-	152,226	118,487	85,988
Other assets	5,258	6,158	13,547	48,835	88,600	49,615	54,093	94,758	63,162
Total assets	157,484	124,645	99,535	48,835	88,600	49,615	206,319	213,245	149,150
Segment liabilities
Payables	7,547	8,146	4,403	927	816	754	8,474	8,962	5,157
Provisions	167	331	162	201	166	94	368	497	256
Total current liabilities	7,714	8,477	4,565	1,128	982	848	8,842	9,459	5,413
Payables	78	87	-	-	-	59	78	87	59
Total non-current liabilities	78	87	-	-	-	59	78	87	59
Total liabilities	7,792	8,564	4,565	1,128	982	907	8,920	9,546	5,472
Net assets	149,692	116,081	94,970	47,707	87,618	48,708	197,399	203,699	143,678

Major customers

The Company has no major customers and nil revenues (2022 and 2021: nil).

06/30/2023	06/30/2022	06/30/2021
$’000	$’000	$’000

2.2.	Impairment write-off

Exploration expenditure written off	(45)	(17)	(34)
Total impairment	(45)	(17)	(34)

2.3.	Other expenses

General and administrative expenses	2,751	3,319	1,524
Consulting and professional costs	881	3,407	517
Depreciation and amortization	52	173	176
Total other expenses	3,684	6,899	2,217

2.4.	Net finance costs

Interest income from external providers	1,484	61	175
Other revenue	26	50	43
Net foreign exchange gain	1,811	3,375	-
Finance income	3,321	3,486	218

Bank charges	(6)	(12)	(15)
Net foreign exchange loss	-	-	(7,555)
Lease interest	(10)	(5)	(10)
Finance costs	(16)	(17)	(7,580)
Net finance income / (costs)	3,305	3,469	(7,362)

Interest income is recorded at the effective interest rate applicable to the financial instrument. Interest is recognized as it accrues (using the effective interest method, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument) to the net carrying amount of the financial asset.

2.5.	Earnings per share

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(6,391)	(8,503)	(14,042)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number

Issued ordinary shares - opening balance	2,091,299,420	1,896,676,204	1,680,202,466
Effect of shares issued	6,894,635	117,750,170	69,056,018

Weighted average number of ordinary shares	2,098,194,055	2,014,426,374	1,749,258,484

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,098,194,055	2,014,426,374	1,749,258,484
Effect of dilution from options and rights on issue	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,098,194,055	2,014,426,374	1,749,258,484

	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.30)	(0.42)	(0.80)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.30)	(0.42)	(0.80)

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. The effect of dilution from options and rights on issue in the financial year would be 35,840,492 (2022: 35,597,029 and 2021: 76,171,508). The impact the potential ordinary shares is treated as dilutive only when their conversion to ordinary shares would decrease EPS.